UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                         SEI STRUCTURED CREDIT FUND, LP
               (Exact name of registrant as specified in charter)
                                    ________


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 Michael T. Pang
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SEI STRUCTURED CREDIT FUND, L.P.

Quarterly Report (Unaudited)

March 31, 2008

                        SEI Structured Credit Fund, L.P.
                       Schedule of Investments (Unaudited)
                                 March 31, 2008
--------------------------------------------------------------------------------

DESCRIPTION                                                  PAR VALUE         VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 66.6%
CAYMAN ISLANDS -- 36.8%
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
         20.027%, 11/15/16                                 $ 1,000,000   $   420,000
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
         14.600%, 04/15/21                                     900,000       523,658
Carlyle High Yield Partners VII CLO (a) (b) (c)
         17.300%, 09/21/19                                   1,650,000       957,000
Carlyle High Yield Partners VII CLO (b)
         17.307%, 09/30/19                                     750,000       435,000
Carlyle High Yield Partners VIII CLO (b)
         13.580%, 05/21/21                                   1,000,000       480,000
CIFC Funding, Ser 2007-IV (b) (c)
         22.000%, 09/20/19                                   2,000,000     1,834,446
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
         6.599%, 12/22/20                                    2,000,000       999,603
CIFC Funding, Ser 2007-3A, Cl B  (a) (b) (c)
         4.494%, 07/26/21                                    2,000,000     1,100,000
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
         9.460%, 10/20/18                                    1,079,788       687,706
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b)
         12.510%, 10/14/21                                   2,500,000     1,875,000
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
         7.390%, 04/19/21                                    1,000,000       639,840
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
         9.470%, 08/20/21                                    1,500,000       965,971
Gale Force 2 CLO Limited (b)
         20.300%, 04/15/18                                   1,000,000       614,590
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
         14.620%, 08/20/21                                   3,000,000     2,089,439
ING Investment Management I CLO (a) (b) (c)
         14.520%, 12/01/17                                   1,500,000       645,000
                                                                         -----------
   Total Cayman Islands                                                   14,267,253
                                                                         -----------

                        SEI Structured Credit Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                 March 31, 2008
--------------------------------------------------------------------------------

DESCRIPTION                                           PAR VALUE/SHARES           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (CONTINUED)
UNITED STATES -- 29.8%
Ares XI CLO, Ser 2007-11A, Cl SUB (b)
     14.850%, 10/11/21                                $      5,000,000    $  3,150,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (a) (b)
     12.380%, 04/16/21                                       2,000,000       1,220,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b)
     8.870%, 07/14/22                                        4,200,000       2,478,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
     8.630%, 07/14/22                                        2,000,000       1,150,000
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
     22.460%, 04/15/20                                       1,500,000         727,500
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
     4.750%, 07/18/20                                        1,500,000         952,500
White Horse II (a) (b) (c)
     14.510%, 06/15/17                                       4,000,000       1,288,000
Wind River CLO II - Tate Investors Limited (b)
     15.170%, 10/19/17                                       1,000,000         580,000
                                                                          ------------
   Total United States                                                      11,546,000
                                                                          ------------
Total Asset-Backed Securities (Cost $30,211,780)                          $ 25,813,253
                                                                          ------------

MUTUAL FUNDS -- 1.3%
UNITED STATES -- 1.3%
ING Prime Rate Trust (b)                                        93,416    $    509,117
                                                                          ------------
   Total United States                                                         509,117
                                                                          ------------
Total Mutual Funds (Cost $553,463)                                        $    509,117
                                                                          ------------

HEDGE FUND -- 6.8%
UNITED STATES -- 6.8%
Goldentree Credit Opportunities, L.P. (b) (d)                3,000,000       2,637,450
                                                                          ------------
   Total United States                                                       2,637,450
                                                                          ------------
Total Hedge Fund (Cost $3,000,000)                                        $  2,637,450
                                                                          ------------

                        SEI Structured Credit Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                 March 31, 2008
--------------------------------------------------------------------------------

DESCRIPTION                                                  SHARES          VALUE
----------------------------------------------------------------------------------
MONEY MARKET FUND -- 32.5%
UNITED STATES -- 32.5%
SDIT Prime Obligation Fund, Cl A, 3.140% (c) (e) (f)   $ 12,567,627   $ 12,567,627
                                                                      ------------
   Total United States                                                  12,567,627
                                                                      ------------
Total Money Market Fund (Cost $12,567,627)                            $ 12,567,627
                                                                      ------------

Total Investments -- 107.2%
   (Cost $46,332,870) (g)                                             $ 41,527,447
                                                                      ============

The following restricted security was held by the Portfolio as of March 31, 2008:

---------------------------------------------------------------------------------------------
                                      ACQUI-     RIGHT TO                             % OF
                           PAR        SITION     ACQUIRE                  MARKET    PARTNERS'
                          VALUE        DATE        DATE        COST       VALUE     CAPITAL
---------------------------------------------------------------------------------------------
Goldentree Credit
  Opportunities, L.P.   3,000,000   12/4/2007   12/4/2007   3,000,000   2,637,450      6.8%

Percentages are based on Members' Capital of $38,736,038.

Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
Ser -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b)   Security considered illiquid.

(c) Variable rate security. The rate reported is the rate in effect as of March 31, 2008.

(d)   Security considered restricted.

(e)   Rate shown is the 7-day effective yield as of March 31, 2008.

(f)   Investment in affiliated security.

(g) The aggregate cost of investments for tax purposes was $46,332,870. Net unrealized appreciation on investments for tax purposes was $(4,805,423) consisting of $573,612 of gross unrealized appreciation and $(5,379,035) of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 107.2% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI Structured Credit Fund, L.P.
                 Schedule of Investments (concluded) (Unaudited)
                                 March 31, 2008

--------------------------------------------------------------------------------

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                                INVESTMENTS IN
                   VALUATION INPUTS                               SECURITIES
--------------------------------------------------------     ------------------

Level 1 - Quoted Prices                                      $       13,076,744
Level 2 - Other Significant Observable Inputs                        25,813,253
Level 3 - Significant Unobservable Inputs                             2,637,450
                                                             ------------------
                                                  TOTAL      $       41,527,447
                                                             ==================

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                INVESTMENTS IN
                                                                  SECURITIES
                                                             ------------------

Balance as of 12/31/07                                       $        2,482,250
Accrued discounts/premiums                                                    -
Realized gain/(loss) and change
     in unrealized appreciation/(depreciation)                         (344,800)
Net purchase/sales                                                      500,000
Net transfers in/and or out of Level 3                                        -
                                                             ------------------
                                 BALANCE AS OF 03/31/08      $        2,637,450
                                                             ==================

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Structured Credit Fund, LP


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------------
                                             Robert A. Nesher
                                             President
Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------------
                                             Robert A. Nesher
                                             President
Date:  May 30, 2008


By (Signature and Title)*                    /s/ Stephen G. MacRae
                                             --------------------------------
                                             Stephen G. MacRae
                                             Treasurer
Date:  May 30, 2008


* Print the name and title of each signing officer under his or her signature.